GUARANTOR AND NONGUARANTOR FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2013
Guarantor and Nonguarantor Financial Statements [Abstract]
Condensed Financial Statements [Text Block]
GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION
The 2013 and 2012 Senior Notes are unconditionally guaranteed, jointly and severally, by certain domestic subsidiaries which are 100% owned by the Company. The following tables present condensed consolidating financial information at December 31, 2013 and December 31, 2012 and for the years ended December 31, 2013, 2012 and 2011 for: IAC, on a stand-alone basis; the combined guarantor subsidiaries of IAC; the combined non-guarantor subsidiaries of IAC; and IAC on a consolidated basis.
Balance sheet at December 31, 2013:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Cash and cash equivalents	$782,022	$—	$318,422	$—	$1,100,444
Marketable securities	1,007	—	4,997	—	6,004
Accounts receivable, net	38	135,651	71,719	—	207,408
Other current assets	45,111	76,572	40,661	(814)	161,530
Intercompany receivables	—	569,030	847,423	(1,416,453)	—
Property and equipment, net	5,316	221,386	67,262	—	293,964
Goodwill	—	1,180,159	495,164	—	1,675,323
Intangible assets, net	—	302,082	143,254	—	445,336
Investment in subsidiaries	3,833,751	782,840	—	(4,616,591)	—
Other non-current assets	83,207	15,521	252,576	(6,629)	344,675
Total assets	$4,750,452	$3,283,241	$2,241,478	$(6,040,487)	$4,234,684

Accounts payable, trade	$4,310	$51,525	$21,818	$—	$77,653
Other current liabilities	41,623	280,549	187,072	—	509,244
Long-term debt, net of current maturities	1,000,000	80,000	—	—	1,080,000
Income taxes payable	383,926	6,768	25,690	—	416,384
Intercompany liabilities	1,416,453	—	—	(1,416,453)	—
Other long-term liabilities	217,404	96,239	72,941	(7,443)	379,141
Redeemable noncontrolling interests	—	—	42,861	—	42,861
IAC shareholders' equity	1,686,736	2,768,160	1,848,431	(4,616,591)	1,686,736
Noncontrolling interests	—	—	42,665	—	42,665
Total liabilities and shareholders' equity	$4,750,452	$3,283,241	$2,241,478	$(6,040,487)	$4,234,684

Balance sheet at December 31, 2012:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Cash and cash equivalents	$501,075	$—	$248,902	$—	$749,977
Marketable securities	20,604	—	—	—	20,604
Accounts receivable, net	43	145,375	84,412	—	229,830
Other current assets	58,452	55,002	43,922	(1,037)	156,339
Intercompany receivables	—	482,552	10,276,552	(10,759,104)	—
Property and equipment, net	4,116	196,240	70,156	—	270,512
Goodwill	—	1,190,949	425,205	—	1,616,154
Intangible assets, net	—	341,309	141,595	—	482,904
Investment in subsidiaries	12,913,694	608,656	—	(13,522,350)	—
Other non-current assets	153,155	16,557	109,864	(68)	279,508
Total assets	$13,651,139	$3,036,640	$11,400,608	$(24,282,559)	$3,805,828

Accounts payable, trade	$4,366	$65,786	$28,162	$—	$98,314
Other current liabilities	74,214	231,270	222,743	(1,652)	526,575
Long-term debt, net of current maturities	500,000	80,000	—	—	580,000
Income taxes payable	440,110	26,389	13,446	—	479,945
Intercompany liabilities	10,759,104	—	—	(10,759,104)	—
Other long-term liabilities	217,617	91,437	45,632	547	355,233
Redeemable noncontrolling interests	—	1,388	56,738	—	58,126
IAC shareholders' equity	1,655,728	2,540,370	10,981,980	(13,522,350)	1,655,728
Noncontrolling interests	—	—	51,907	—	51,907
Total liabilities and shareholders' equity	$13,651,139	$3,036,640	$11,400,608	$(24,282,559)	$3,805,828

Statement of operations for the year ended December 31, 2013:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Revenue	$—	$2,183,969	$843,133	$(4,115)	$3,022,987
Costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	2,456	597,350	403,155	(2,860)	1,000,101
Selling and marketing expense	2,563	768,270	194,431	(1,133)	964,131
General and administrative expense	97,025	167,795	107,772	(122)	372,470
Product development expense	4,685	100,734	35,911	—	141,330
Depreciation	1,386	38,938	18,585	—	58,909
Amortization of intangibles	—	40,277	19,566	—	59,843
Total costs and expenses	108,115	1,713,364	779,420	(4,115)	2,596,784
Operating (loss) income	(108,115)	470,605	63,713	—	426,203
Equity in earnings (losses) of unconsolidated affiliates	439,925	62,402	(303)	(508,639)	(6,615)
Interest expense	(29,417)	(3,979)	(200)	—	(33,596)
Other (expense) income, net	(35,331)	(35,040)	100,680	—	30,309
Earnings from continuing operations before income taxes	267,062	493,988	163,890	(508,639)	416,301
Income tax benefit (provision)	16,796	(156,170)	4,872	—	(134,502)
Earnings from continuing operations	283,858	337,818	168,762	(508,639)	281,799
Earnings (losses) from discontinued operations, net of tax	1,926	—	(39)	39	1,926
Net earnings	285,784	337,818	168,723	(508,600)	283,725
Net loss attributable to noncontrolling interests	—	411	1,648	—	2,059
Net earnings attributable to IAC shareholders	$285,784	$338,229	$170,371	$(508,600)	$285,784
Comprehensive income attributable to IAC shareholders	$304,907	$339,094	$181,070	$(520,164)	$304,907

Statement of operations for the year ended December 31, 2012:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Revenue	$—	$1,986,527	$820,759	$(6,353)	$2,800,933
Costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	5,194	594,631	395,877	(4,905)	990,797
Selling and marketing expense	4,081	669,448	222,481	(1,465)	894,545
General and administrative expense	121,919	155,123	109,029	17	386,088
Product development expense	5,611	83,008	29,064	—	117,683
Depreciation	832	35,544	16,105	—	52,481
Amortization of intangibles	—	10,958	24,813	—	35,771
Total costs and expenses	137,637	1,548,712	797,369	(6,353)	2,477,365
Operating (loss) income	(137,637)	437,815	23,390	—	323,568
Equity in earnings (losses) of unconsolidated affiliates	309,639	37,866	(22,548)	(350,302)	(25,345)
Interest expense	(1,835)	(4,174)	(140)	—	(6,149)
Other (expense) income, net	(82,900)	(3,733)	83,621	—	(3,012)
Earnings from continuing operations before income taxes	87,267	467,774	84,323	(350,302)	289,062
Income tax benefit (provision)	81,050	(146,333)	(53,932)	—	(119,215)
Earnings from continuing operations	168,317	321,441	30,391	(350,302)	169,847
(Loss) earnings from discontinued operations, net of tax	(9,051)	—	842	(842)	(9,051)
Net earnings	159,266	321,441	31,233	(351,144)	160,796
Net loss (earnings) attributable to noncontrolling interests	—	206	(1,736)	—	(1,530)
Net earnings attributable to IAC shareholders	$159,266	$321,647	$29,497	$(351,144)	$159,266
Comprehensive income attributable to IAC shareholders	$139,540	$322,418	$29,622	$(352,040)	$139,540

Statement of operations for the year ended December 31, 2011:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Revenue	$413	$1,552,508	$509,270	$(2,747)	$2,059,444
Costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	4,763	493,480	256,800	(1,154)	753,889
Selling and marketing expense	4,385	500,118	114,310	(1,615)	617,198
General and administrative expense	120,908	136,511	63,621	22	321,062
Product development expense	7,299	70,219	13,239	—	90,757
Depreciation	799	44,940	10,980	—	56,719
Amortization of intangibles	—	3,593	18,464	—	22,057
Total costs and expenses	138,154	1,248,861	477,414	(2,747)	1,861,682
Operating (loss) income	(137,741)	303,647	31,856	—	197,762
Equity in earnings (losses) of unconsolidated affiliates	696,250	29,607	(32,866)	(729,291)	(36,300)
Interest expense	(1,111)	(4,259)	(60)	—	(5,430)
Other (expense) income, net	(732,588)	2,689	745,389	—	15,490
(Loss) earnings from continuing operations before income taxes	(175,190)	331,684	744,319	(729,291)	171,522
Income tax benefit (provision)	353,415	(126,196)	(223,172)	—	4,047
Earnings from continuing operations	178,225	205,488	521,147	(729,291)	175,569
(Loss) earnings from discontinued operations, net of tax	(3,992)	—	4,877	(4,877)	(3,992)
Net earnings	174,233	205,488	526,024	(734,168)	171,577
Net loss attributable to noncontrolling interests	—	60	2,596	—	2,656
Net earnings attributable to IAC shareholders	$174,233	$205,548	$528,620	$(734,168)	$174,233
Comprehensive income attributable to IAC shareholders	$144,244	$205,895	$484,333	$(690,228)	$144,244

Statement of cash flows for the year ended December 31, 2013:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Net cash (used in) provided by operating activities attributable to continuing operations	$(95,081)	$537,116	$(31,074)	$—	$410,961
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	—	(6,638)	(34,052)	—	(40,690)
Capital expenditures	(1,387)	(63,931)	(14,993)	—	(80,311)
Proceeds from maturities and sales of marketable debt securities	12,502	—	—	—	12,502
Proceeds from sales of long-term investments	7,839	50,850	11,279	—	69,968
Purchases of long-term investments	(17,814)	—	(33,266)	—	(51,080)
Other, net	—	(1,725)	11,319	—	9,594
Net cash provided by (used in) investing activities attributable to continuing operations	1,140	(21,444)	(59,713)	—	(80,017)
Cash flows from financing activities attributable to continuing operations:
Proceeds from issuance of long-term debt	500,000	—	—	—	500,000
Principal payments on long-term debt	(15,844)	—	—	—	(15,844)
Purchase of treasury stock	(264,214)	—	—	—	(264,214)
Dividends	(79,189)	—	—	—	(79,189)
Issuance of common stock, net of withholding taxes	(5,077)	—	—	—	(5,077)
Excess tax benefits from stock-based awards	32,081	—	810	—	32,891
Purchase of noncontrolling interests	—	—	(67,947)	—	(67,947)
Funds transferred to escrow for Meetic tender offer	—	—	(71,512)	—	(71,512)
Debt issuance costs	(7,399)	—	—	—	(7,399)
Intercompany	216,359	(514,464)	298,105	—	—
Other, net	—	(1,225)	(2,562)	—	(3,787)
Net cash provided by (used in) financing activities attributable to continuing operations	376,717	(515,689)	156,894	—	17,922
Total cash provided by (used in) continuing operations	282,776	(17)	66,107	—	348,866
Total cash used in discontinued operations	(1,829)	—	(48)	—	(1,877)
Effect of exchange rate changes on cash and cash equivalents	—	17	3,461	—	3,478
Net increase in cash and cash equivalents	280,947	—	69,520	—	350,467
Cash and cash equivalents at beginning of period	501,075	—	248,902	—	749,977
Cash and cash equivalents at end of period	$782,022	$—	$318,422	$—	$1,100,444
Statement of cash flows for the year ended December 31, 2012:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Net cash (used in) provided by operating activities attributable to continuing operations	$(116,353)	$453,692	$17,188	$—	$354,527
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	(35,159)	(341,963)	(33,913)	—	(411,035)
Capital expenditures	(3,969)	(29,550)	(17,682)	—	(51,201)
Proceeds from maturities and sales of marketable debt securities	195,501	—	—	—	195,501
Purchases of marketable debt securities	(53,952)	—	—	—	(53,952)
Proceeds from sales of long-term investments	14,194	—	—	—	14,194
Purchases of long-term investments	(27,187)	(724)	(8,183)	—	(36,094)
Other, net	(351)	117	(9,267)	—	(9,501)
Net cash provided by (used in) investing activities attributable to continuing operations	89,077	(372,120)	(69,045)	—	(352,088)
Cash flows from financing activities attributable to continuing operations:
Proceeds from issuance of long-term debt	500,000	—	—	—	500,000
Purchase of treasury stock	(691,830)	—	—	—	(691,830)
Dividends	(68,163)	—	—	—	(68,163)
Issuance of common stock, net of withholding taxes	262,841	—	—	—	262,841
Excess tax benefits from stock-based awards	52,209	4,892	—	—	57,101
Purchase of noncontrolling interests	(1,936)	—	(2,955)	—	(4,891)
Debt issuance costs	(11,001)	—	—	—	(11,001)
Intercompany	(55,020)	(86,446)	141,466	—	—
Other, net	—	—	244	—	244
Net cash (used in) provided by financing activities attributable to continuing operations	(12,900)	(81,554)	138,755	—	44,301
Total cash (used in) provided by continuing operations	(40,176)	18	86,898	—	46,740
Total cash (used in) provided by discontinued operations	(3,971)	—	499	—	(3,472)
Effect of exchange rate changes on cash and cash equivalents	—	(18)	2,574	—	2,556
Net (decrease) increase in cash and cash equivalents	(44,147)	—	89,971	—	45,824
Cash and cash equivalents at beginning of period	545,222	—	158,931	—	704,153
Cash and cash equivalents at end of period	$501,075	$—	$248,902	$—	$749,977

Statement of cash flows for the year ended December 31, 2011:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Net cash (used in) provided by operating activities attributable to continuing operations	$(75,300)	$367,719	$79,967	$—	$372,386
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	—	(80,998)	(197,471)	—	(278,469)
Capital expenditures	(798)	(29,542)	(9,614)	—	(39,954)
Proceeds from maturities and sales of marketable debt securities	267,635	—	317,300	—	584,935
Purchases of marketable debt securities	(74,240)	—	(129,730)	—	(203,970)
Proceeds from sales of long-term investments	10,214	—	5,000	—	15,214
Purchases of long-term investments	(35,263)	(51,008)	(3,974)	—	(90,245)
Other, net	—	1,886	(14,583)	—	(12,697)
Net cash provided by (used in) investing activities attributable to continuing operations	167,548	(159,662)	(33,072)	—	(25,186)
Cash flows from financing activities attributable to continuing operations:
Purchase of treasury stock	(507,765)	—	—	—	(507,765)
Dividends	(10,668)	—	—	—	(10,668)
Issuance of common stock, net of withholding taxes	132,785	—	—	—	132,785
Excess tax benefits from stock-based awards	22,166	—	—	—	22,166
Purchase of noncontrolling interests	(3,843)	—	—	—	(3,843)
Intercompany	824,194	(207,950)	(616,244)	—	—
Other, net	—	(249)	(4,659)	—	(4,908)
Net cash provided by (used in) financing activities attributable to continuing operations	456,869	(208,199)	(620,903)	—	(372,233)
Total cash provided by (used in) continuing operations	549,117	(142)	(574,008)	—	(25,033)
Total cash used in discontinued operations	(7,166)	—	(1,251)	—	(8,417)
Effect of exchange rate changes on cash and cash equivalents	3,271	142	(7,909)	—	(4,496)
Net increase (decrease) in cash and cash equivalents	545,222	—	(583,168)	—	(37,946)
Cash and cash equivalents at beginning of period	—	—	742,099	—	742,099
Cash and cash equivalents at end of period	$545,222	$—	$158,931	$—	$704,153